Income Taxes Deferred Tax Assets, Balance Sheet Location (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Asset, Balance Sheet Location [Line Items]
Total deferred tax asset	$ 233	$ 243
Current Assets [Member]
Deferred Tax Asset, Balance Sheet Location [Line Items]
Total deferred tax asset	171	121
Current Liabilities [Member]
Deferred Tax Asset, Balance Sheet Location [Line Items]
Total deferred tax asset	(8)	(1)
Noncurrent Assets [Member]
Deferred Tax Asset, Balance Sheet Location [Line Items]
Total deferred tax asset	232	262
Noncurrent Liabilities [Member]
Deferred Tax Asset, Balance Sheet Location [Line Items]
Total deferred tax asset	$ (162)	$ (139)